Document and Entity Information	0 Months Ended
Jun. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 21, 2013
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Jun. 21, 2013
Document Effective Date	Jun. 21, 2013
Prospectus Date	Mar. 30, 2013
Sentinel Balanced Fund | Class A
Risk/Return:
Trading Symbol	SEBLX
Sentinel Balanced Fund | Class C
Risk/Return:
Trading Symbol	SBACX
Sentinel Balanced Fund | CLASS I
Risk/Return:
Trading Symbol	SIBLX
Sentinel Conservative Strategies Fund | Class A
Risk/Return:
Trading Symbol	SECMX
Sentinel Conservative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Conservative Strategies Fund | Class I
Risk/Return:
Trading Symbol	SCSIX
Sentinel Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX